Interim Condensed Consolidated Statements of Shareholders’ Equity - USD ($) $ in Thousands		Number of Ordinary shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020			$ 205,063	$ (132,286)	$ 72,777
Balance (in Shares) at Dec. 31, 2020		18,494,739
Share-based compensation			2,238		2,238
Exercise of warrants			632		632
Exercise of warrants (in Shares)		184,473
Exercise of options			402		402
Exercise of options (in Shares)		77,358
Loss				(19,164)	(19,164)
Balances at Jun. 30, 2021			208,335	(151,450)	56,885
Balances (in Shares) at Jun. 30, 2021		18,756,570
Balance at Dec. 31, 2020			205,063	(132,286)	72,777
Balance (in Shares) at Dec. 31, 2020		18,494,739
Share-based compensation			4,750		4,750
Exercise of warrants			632		632
Exercise of warrants (in Shares)		184,473
Exercise of options			402		402
Exercise of options (in Shares)		77,358
Loss				(42,601)	(42,601)
Balances at Dec. 31, 2021			210,847	(174,887)	35,960
Balances (in Shares) at Dec. 31, 2021		18,756,570
Balance at Mar. 31, 2021			207,120	(140,973)	66,147
Balance (in Shares) at Mar. 31, 2021		18,745,142
Share-based compensation			1,153		1,153
Exercise of options			62		62
Exercise of options (in Shares)		11,428
Loss				(10,477)	(10,477)
Balances at Jun. 30, 2021			208,335	(151,450)	56,885
Balances (in Shares) at Jun. 30, 2021		18,756,570
Balance at Dec. 31, 2021			210,847	(174,887)	35,960
Balance (in Shares) at Dec. 31, 2021		18,756,570
Share-based compensation			2,539		2,539
Issuance of shares, net	[1]		3,754		3,754
Issuance of shares, net (in Shares)	[1]	768,622
Issuance of warrants			468		468
Exercise of options			108		108
Exercise of options (in Shares)		25,981
Loss				(23,719)	(23,719)
Balances at Jun. 30, 2022			217,716	(198,606)	19,110
Balances (in Shares) at Jun. 30, 2022		19,551,173
Balance at Mar. 31, 2022			215,606	(186,761)	28,845
Balance (in Shares) at Mar. 31, 2022		19,470,757
Share-based compensation			1,266		1,266
Issuance of shares, net	[2]		285		285
Issuance of shares, net (in Shares)	[2]	57,722
Issuance of warrants			468		468
Exercise of options			91		91
Exercise of options (in Shares)		22,694
Loss				(11,845)	(11,845)
Balances at Jun. 30, 2022			$ 217,716	$ (198,606)	$ 19,110
Balances (in Shares) at Jun. 30, 2022		19,551,173

[1]	Net of issuance cost of $162.
[2]	Net of issuance cost of $21 in cash.